Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements [Line Items]
Unrealized gain on marketable securities	$ (24,004)	$ 16,167	$ 21,789
Gain on fair value changes of warrant derivative			2,595
Gain recognized upon cancellation of warrants		665
Nonoperating Income Expense
Fair Value Measurements [Line Items]
Gain on fair value changes of warrant derivative			2,600
Infocomm Asia Holdings Pte Ltd
Fair Value Measurements [Line Items]
Warrants outstanding, percentage of common stock available for purchase	15.00%
Warrants outstanding, percentage of common stock available for purchase	3.40
Debt Securities
Fair Value Measurements [Line Items]
Other-than-temporary impairment of related to marketable securities	$ 493	$ 0	$ 4,500